Basis of preparation of the consolidated financial statements (Details 1)	12 Months Ended
Dec. 31, 2023
Braskem Alemanha B T Ce E R Plastics [Member]
IfrsStatementLineItems [Line Items]
Functional currency	Euro
B M Insurance Braskem America Braskem America Finance Braskem Holanda Braskem Holanda Finance Braskem Holanda Inc And Braskem Mexico Sofom [Member]
IfrsStatementLineItems [Line Items]
Functional currency	U.S.dollar ("US$")
Braskem Idesa Braskem Idesa Servicos Braskem Mexico And Braskem Mexico Servicos [Member]
IfrsStatementLineItems [Line Items]
Functional currency	Mexican peso
Braskem Argentina [Member]
IfrsStatementLineItems [Line Items]
Functional currency	Argentinean peso
Braskem Chile [Member]
IfrsStatementLineItems [Line Items]
Functional currency	Chilean peso
Braskem India [Member]
IfrsStatementLineItems [Line Items]
Functional currency	Rupee